Revenue from Service Contracts (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Revenue from Service Contracts by Service Lines and Reporting Segments
The following table presents revenue from service contracts by service lines and reporting segments as
disclosed in note 20. Asia, Canada, and U.S. reporting segments are combined with Corporate and Other as a result of the implementation of IFRS 17.

For the year ended December 31, 2023	Global WAM	Asia, Canada, U.S., and Corporate and Other	Total
Investment management and other related fees	$3,298	$(412)	$2,886
Transaction processing, administration, and service fees	2,566	269	2,835
Distribution fees and other	842	54	896
Total included in other revenue	6,706	(89)	6,617
Revenue from non-service lines	3	126	129
Total other revenue	$6,709	$37	$6,746
Real estate management services included in net investment income	$–	$303	$303

For the year ended December 31, 2022	Global WAM	Asia, Canada, U.S., and Corporate and Other	Total
Investment management and other related fees	$3,079	$(315)	$2,764
Transaction processing, administration, and service fees	2,416	268	2,684
Distribution fees and other	910	89	999
Total included in other revenue	6,405	42	6,447
Revenue from non-service lines	(14)	(247)	(261)
Total other revenue	$6,391	$(205)	$6,186
Real estate management services included in net investment income	$–	$305	$305